Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Depreciation of Property, Plant and Equipment
Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	10 - 20

Computation of Basic and Diluted Income Per Ordinary Share
The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2013	2014	2015
Net income attributable to ordinary shares
(US$ thousands)	17,077	14,605	16,520

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	7,103,021	7,184,114	7,268,536

Add assumed exercise of outstanding dilutive potential
ordinary shares	143,011	134,792	99,448

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	7,246,032	7,318,906	7,367,984

Basic income per ordinary shares (US$)	2.404	2.033	2.273

Diluted income per ordinary shares (US$)	2.357	1.996	2.242

The weighted average number of shares related to options
and RSUs excluded from the diluted earnings per share
calculation because of anti-dilutive effect	-	37,304	43,181